Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 17.1%
Security	Principal Amount (000's omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 11.702%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$ 1,775,968
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 10.772%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	819,992
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	845,236
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,709,796
Series 2014-4RA, Class D, 10.442%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	834,714
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	814,345
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,297,164
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.058%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	879,158
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,126,986
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 10.808%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,781,680
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 10.558%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,757,090
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 10.918%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,813,346
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 10.735%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,824,989
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	748	667,847
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,790,834
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 10.792%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,804,264
Voya CLO, Ltd., Series 2015-3A, Class DR, 11.008%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,635,772
Total Asset-Backed Securities (identified cost $27,959,061)		$ 25,179,181

Collateralized Mortgage Obligations — 8.9%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$490	$ 438,896
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	166	167,924
Series 2167, Class BZ, 7.00%, 6/15/29	157	160,081
Series 2182, Class ZB, 8.00%, 9/15/29	259	267,309
Series 4273, Class PU, 4.00%, 11/15/43	420	381,812
Series 5035, Class AZ, 2.00%, 11/25/50	545	306,925
Interest Only:(4)
Series 362, Class C7, 3.50%, 9/15/47	1,080	188,385
Series 2631, Class DS, 2.641%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	225	7,495
Series 2770, Class SH, 2.641%, (7.10% - 1 mo. USD LIBOR), 3/15/34(5)	556	72,395
Series 2981, Class CS, 2.261%, (6.72% - 1 mo. USD LIBOR), 5/15/35(5)	311	23,136
Series 3114, Class TS, 2.191%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	574	28,465
Series 3339, Class JI, 2.131%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	957	105,765
Series 4109, Class ES, 1.691%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	31	3,731
Series 4163, Class GS, 1.741%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,444	107,272
Series 4169, Class AS, 1.791%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	813	57,559
Series 4180, Class GI, 3.50%, 8/15/26	79	527
Series 4203, Class QS, 1.791%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	727	52,619
Series 4370, Class IO, 3.50%, 9/15/41	86	2,346
Series 4497, Class CS, 1.741%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	192	3,824
Series 4507, Class EI, 4.00%, 8/15/44	919	109,000
Series 4629, Class QI, 3.50%, 11/15/46	541	102,333
Series 4644, Class TI, 3.50%, 1/15/45	460	61,931
Series 4667, Class PI, 3.50%, 5/15/42	74	554
Series 4744, Class IO, 4.00%, 11/15/47	531	98,180
Series 4749, Class IL, 4.00%, 12/15/47	413	76,562
Series 4768, Class IO, 4.00%, 3/15/48	491	90,233
Series 4772, Class PI, 4.00%, 1/15/48	355	65,357
Series 4966, Class SY, 1.544%, (6.05% - 1 mo. USD LIBOR), 4/25/50(5)	1,906	236,359
Principal Only:(6)
Series 3309, Class DO, 0.00%, 4/15/37	483	383,654
Series 4478, Class PO, 0.00%, 5/15/45	186	142,000
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	17	16,633
Series 1997-38, Class N, 8.00%, 5/20/27	85	88,348

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-74, Class AC, 5.00%, 8/25/37	$522	$ 532,576
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	138	135,400
Series 2012-134, Class ZT, 2.00%, 12/25/42	505	417,386
Series 2013-6, Class TA, 1.50%, 1/25/43	311	286,487
Series 2015-74, Class SL, 0.00%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	867	510,393
Series 2017-15, Class LE, 3.00%, 6/25/46	55	52,856
Interest Only:(4)
Series 2004-46, Class SI, 1.494%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	370	17,015
Series 2005-17, Class SA, 2.194%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	518	52,629
Series 2006-42, Class PI, 2.084%, (6.59% - 1 mo. USD LIBOR), 6/25/36(5)	733	80,125
Series 2006-44, Class IS, 2.094%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	612	59,161
Series 2007-50, Class LS, 1.944%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	468	44,505
Series 2008-26, Class SA, 1.694%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	636	70,847
Series 2008-61, Class S, 1.594%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	1,020	79,125
Series 2010-109, Class PS, 2.094%, (6.60% - 1 mo. USD LIBOR), 10/25/40(5)	1,024	92,808
Series 2010-147, Class KS, 1.444%, (5.95% - 1 mo. USD LIBOR), 1/25/41(5)	1,307	64,411
Series 2012-52, Class AI, 3.50%, 8/25/26	135	4,491
Series 2012-118, Class IN, 3.50%, 11/25/42	1,256	249,028
Series 2012-150, Class PS, 1.644%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	1,898	205,251
Series 2012-150, Class SK, 1.644%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	857	97,767
Series 2013-23, Class CS, 1.744%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	817	58,402
Series 2013-54, Class HS, 1.794%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	71	389
Series 2014-32, Class EI, 4.00%, 6/25/44	197	33,769
Series 2014-55, Class IN, 3.50%, 7/25/44	504	100,923
Series 2014-80, Class BI, 3.00%, 12/25/44	1,086	199,003
Series 2014-89, Class IO, 3.50%, 1/25/45	387	85,902
Series 2015-14, Class KI, 3.00%, 3/25/45	880	147,956
Series 2015-52, Class MI, 3.50%, 7/25/45	455	92,819
Series 2015-57, Class IO, 3.00%, 8/25/45	2,205	396,068
Series 2015-93, Class BS, 1.644%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	490	26,399
Series 2018-21, Class IO, 3.00%, 4/25/48	849	151,614
Series 2020-23, Class SP, 1.544%, (6.05% - 1 mo. USD LIBOR), 2/25/50(5)	1,509	188,546
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,118	292,227
Security	Principal Amount (000's omitted)	Value
Principal Only:(6) Series 2006-8, Class WQ, 0.00%, 3/25/36	$435	$ 357,338
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 9.756%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	846	882,927
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	297	203,163
Series 2022-189, Class US, 6.931%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	299	318,191
Interest Only:(4)
Series 2017-121, Class DS, 0.014%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	896	41,175
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,920	663,483
Series 2021-131, Class QI, 3.00%, 7/20/51	3,687	426,010
Series 2021-193, Class IU, 3.00%, 11/20/49	6,919	854,879
Series 2021-209, Class IW, 3.00%, 11/20/51	5,297	625,244
Total Collateralized Mortgage Obligations (identified cost $23,485,711)		$ 13,046,298

Commercial Mortgage-Backed Securities — 9.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(7)	$795	$ 608,431
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(7)	1,605	1,129,662
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.544%, 2/15/50(1)(7)	700	526,725
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(7)	2,858	2,742,094
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.256%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	947,345
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(7)	1,850	1,392,169
Series 2014-C25, Class D, 3.935%, 11/15/47(1)(7)	360	226,692
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 5.81%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(2)	1,000	974,188
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	753,780
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	184,752
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	543,353
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 6.633%, 5/10/45(1)(7)	280	255,701

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.324%, 4/10/46(1)(7)	$1,000	$ 823,898
VMC Finance, LLC, Series 2021-HT1, Class B, 8.97%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	1,000	946,159
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.291%, 7/15/46(1)(7)	2,000	770,400
Series 2015-C31, Class D, 3.852%, 11/15/48	922	754,230
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	735,447
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	309,705
Total Commercial Mortgage-Backed Securities (identified cost $16,542,374)		$ 14,624,731

Common Stocks — 0.2%
Security	Shares	Value
Electronics/Electrical — 0.0%(9)
Skillsoft Corp.(10)(11)	11,700	$ 22,464
		$ 22,464
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(10)(11)(12)	6,053	$ 0
		$ 0
Investment Companies — 0.0%
Jubilee Topco, Ltd., Class A(10)(11)(12)	79,130	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	587	$ 59,874
		$ 59,874
Oil and Gas — 0.0%(9)
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 10,178
McDermott International, Ltd.(10)(11)	12,407	5,790
QuarterNorth Energy, Inc.(11)	268	37,252
		$ 53,220
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	11,266	$ 21,518
Cumulus Media, Inc., Class A(10)(11)	6,722	45,038
iHeartMedia, Inc., Class A(10)(11)	4,791	37,130
		$ 103,686
Security	Shares	Value
Telecommunications — 0.0%(9)
GEE Acquisition Holdings Corp.(10)(11)(12)	3,588	$ 34,373
		$ 34,373
Total Common Stocks (identified cost $645,330)		$ 273,617

Corporate Bonds — 13.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Rolls-Royce PLC, 5.75%, 10/15/27(1)	$200	$ 194,762
TransDigm, Inc.:
4.625%, 1/15/29	100	90,358
6.25%, 3/15/26(1)	179	179,139
		$ 464,259
Automotive — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
6.25%, 5/15/26(1)	$116	$ 115,365
8.50%, 5/15/27(1)	642	640,335
Ford Motor Co., 4.75%, 1/15/43	224	175,112
		$ 930,812
Banks and Thrifts — 0.3%
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(13)	$452	$ 358,477
		$ 358,477
Building and Development — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 430,911
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	184,125
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	192	175,543
		$ 790,579
Business Equipment and Services — 0.4%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	$185	$ 176,920
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	460	454,625
		$ 631,545
Cable and Satellite Television — 0.4%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 65,625

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)
5.50%, 5/1/26(1)	$500	$ 491,885
		$ 557,510
Chemicals — 0.1%
W.R. Grace Holdings, LLC, 5.625%, 8/15/29(1)	$100	$ 83,600
		$ 83,600
Computers — 0.2%
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	$362	$ 348,577
		$ 348,577
Conglomerates — 0.3%
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$ 467,585
		$ 467,585
Distribution & Wholesale — 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$172	$ 165,767
		$ 165,767
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(1)	$200	$ 194,251
		$ 194,251
Drugs — 0.3%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(14)	$500	$ 427,500
		$ 427,500
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$188	$ 169,932
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25	23,280
		$ 193,212
Electronics/Electrical — 0.1%
Imola Merger Corp., 4.75%, 5/15/29(1)	$191	$ 166,445
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	45	40,787
		$ 207,232
Entertainment — 0.2%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$325	$ 330,228
		$ 330,228
Security	Principal Amount (000's omitted)	Value
Financial Intermediaries — 0.1%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$206	$ 171,615
		$ 171,615
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(13)	$1,060	$ 906,300
		$ 906,300
Health Care — 1.6%
Centene Corp., 3.00%, 10/15/30	$624	$ 534,462
HCA, Inc., 5.875%, 2/1/29	753	775,158
LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	299,139
Medline Borrower, L.P., 5.25%, 10/1/29(1)	500	419,353
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	254,949
		$ 2,283,061
Insurance — 0.6%
HUB International, Ltd., 7.00%, 5/1/26(1)	$948	$ 939,776
		$ 939,776
Internet Software & Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28	$230	$ 239,184
		$ 239,184
Leisure Goods/Activities/Movies — 0.3%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$ 460,831
		$ 460,831
Media — 0.1%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 25,920
8.375%, 5/1/27	49	44,089
		$ 70,009
Metals/Mining — 0.2%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 113,963
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	200	195,364
		$ 309,327
Nonferrous Metals/Minerals — 0.3%
New Gold, Inc., 7.50%, 7/15/27(1)	$400	$ 371,776
		$ 371,776

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas — 2.0%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 245,291
Occidental Petroleum Corp., 6.125%, 1/1/31	400	418,088
Permian Resources Operating, LLC, 7.75%, 2/15/26(1)	750	750,712
Petroleos Mexicanos:
5.95%, 1/28/31	500	400,922
6.75%, 9/21/47	920	639,534
6.84%, 1/23/30	194	169,051
10.00%, 2/7/33(1)(15)	107	104,539
Tervita Corp., 11.00%, 12/1/25(1)	180	195,255
		$ 2,923,392
Pipelines — 0.3%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$ 66,712
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	420	374,422
		$ 441,134
Radio and Television — 0.6%
CMG Media Corp., 8.875%, 12/15/27(1)	$443	$ 346,255
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	124	106,493
5.50%, 7/1/29(1)	500	469,230
		$ 921,978
Real Estate Investment Trusts (REITs) — 0.0%(9)
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 43,822
		$ 43,822
Retailers (Except Food and Drug) — 0.3%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$500	$ 492,108
		$ 492,108
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 232,442
		$ 232,442
Steel — 0.4%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	$550	$ 524,004
		$ 524,004
Telecommunications — 0.8%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$ 231,449
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	191,496
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Hughes Satellite Systems Corp., 6.625%, 8/1/26	$470	$ 455,179
Sprint Capital Corp., 6.875%, 11/15/28	191	204,590
Viasat, Inc., 5.625%, 4/15/27(1)	62	57,907
		$ 1,140,621
Utilities — 0.4%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 231,055
4.625%, 2/1/29(1)	250	217,595
5.25%, 6/1/26(1)	25	24,210
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	70	65,841
		$ 538,701
Total Corporate Bonds (identified cost $20,221,344)		$ 19,161,215

Preferred Stocks — 0.1%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(10)(11)	277	$ 169,663
Total Preferred Stocks (identified cost $0)		$ 169,663

Senior Floating-Rate Loans — 38.9%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26	79	$ 77,372
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26	42	41,598
		$ 118,970
Airlines — 0.3%
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	113	$ 117,536
SkyMiles IP, Ltd., Term Loan, 8.558%, (3 mo. USD LIBOR + 3.75%), 10/20/27	285	295,193
		$ 412,729

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components — 0.8%
Adient US, LLC, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/10/28	123	$ 122,961
Clarios Global, L.P., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/30/26	465	464,325
DexKo Global, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28	124	115,275
Garrett LX I S.a.r.l., Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28	99	98,092
LTI Holdings, Inc., Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 7/24/26	24	23,590
TI Group Automotive Systems, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/16/26	98	98,188
Truck Hero, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 1/31/28	197	177,355
		$ 1,099,786
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 5/24/27	776	$ 768,247
MajorDrive Holdings IV, LLC:
Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28	74	71,659
Term Loan, 10.054%, (SOFR + 5.65%), 6/1/29	223	217,730
Thor Industries, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 3.00%), 2/1/26	99	99,485
		$ 1,157,121
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27	147	$ 143,448
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28	99	44,546
		$ 187,994
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 6.96%, (1 mo. USD LIBOR + 2.50%), 3/12/26	68	$ 66,367
		$ 66,367
Building Products — 0.7%
CP Atlas Buyer, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/23/27	221	$ 198,922
Gardner Denver, Inc., Term Loan, 6.411%, (SOFR + 1.75%), 3/1/27	165	164,419
Ingersoll-Rand Services Company, Term Loan, 6.411%, (SOFR + 1.75%), 3/1/27	195	194,216
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 9.411%, (SOFR + 4.75%), 2/16/29		199	$ 168,229
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29		125	121,103
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28		158	157,724
			$ 1,004,613
Capital Markets — 1.0%
Advisor Group, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 7/31/26		170	$ 168,878
Aretec Group, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 10/1/25		192	190,119
Brookfield Property REIT, Inc., Term Loan, 7.161%, (SOFR + 2.50%), 8/27/25		114	113,024
EIG Management Company, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 2/22/25		48	47,387
FinCo I, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 6/27/25		98	98,380
Franklin Square Holdings, L.P., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 8/1/25		72	71,992
Greenhill & Co., Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/12/24		109	107,617
Hudson River Trading, LLC, Term Loan, 7.676%, (SOFR + 3.00%), 3/20/28		344	334,995
LPL Holdings, Inc., Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 11/12/26		194	194,048
Victory Capital Holdings, Inc., Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26		123	122,735
			$ 1,449,175
Chemicals — 1.5%
Aruba Investments, Inc., Term Loan, 8.297%, (1 mo. USD LIBOR + 3.75%), 11/24/27		98	$ 97,765
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		123	101,627
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		114	114,399
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	26,754
INEOS Styrolution US Holding, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/26		394	393,877
INEOS US Finance, LLC, Term Loan, 8.411%, (SOFR + 3.75%), 11/8/27		500	500,285
Lonza Group AG, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		271	261,369
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		123	122,215

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Starfruit Finco B.V., Term Loan, 7.526%, (3 mo. USD LIBOR + 2.75%), 10/1/25	276	$ 274,370
Tronox Finance, LLC, Term Loan, 7.032%, (USD LIBOR + 2.25%), 3/10/28(17)	208	206,636
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28	149	148,129
		$ 2,247,426
Commercial Services & Supplies — 1.1%
Allied Universal Holdco, LLC, Term Loan, 8.411%, (SOFR + 3.75%), 5/12/28	463	$ 447,156
Aramark Services, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 3/11/25	140	139,659
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25	154	148,702
Garda World Security Corporation, Term Loan, 8.93%, (3 mo. USD LIBOR + 4.25%), 10/30/26	170	169,971
GFL Environmental, Inc., Term Loan, 7.661%, (SOFR + 3.00%), 5/31/27	196	196,893
LABL, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 10/29/28	99	96,618
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 7.50%), 3/29/24	195	127,980
PECF USS Intermediate Holding III Corporation, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 12/15/28	99	85,132
Phoenix Services International, LLC:
DIP Loan, 13.784%, (SOFR + 12.00%), 3/28/23(17)	14	13,290
DIP Loan, 16.553%, (SOFR + 12.00%), 9/29/23	26	24,649
Term Loan, 0.00%, 3/1/25(14)	95	11,763
Tempo Acquisition, LLC, Term Loan, 7.561%, (SOFR + 3.00%), 8/31/28	125	125,214
TruGreen Limited Partnership, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 11/2/27	98	91,018
		$ 1,678,045
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/6/26	266	$ 261,240
		$ 261,240
Containers & Packaging — 0.8%
Berlin Packaging, LLC, Term Loan, 8.139%, (USD LIBOR + 3.75%), 3/11/28(17)	173	$ 170,760
BWAY Holding Company, Term Loan, 7.619%, (1 mo. USD LIBOR + 3.25%), 4/3/24	227	226,191
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.836%, (SOFR + 4.18%), 4/13/29	75	73,427
Borrower/Description	Principal Amount* (000's omitted)	Value
Containers & Packaging (continued)
Pregis TopCo Corporation, Term Loan, 8.426%, (SOFR + 3.75%), 7/31/26	97	$ 96,030
Pretium PKG Holdings, Inc., Term Loan, 8.775%, (3 mo. USD LIBOR + 4.00%), 10/2/28	99	87,318
Reynolds Group Holdings, Inc.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 2/5/26	221	220,500
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/24/28	148	147,778
Trident TPI Holdings, Inc., Term Loan, 8.726%, (3 mo. USD LIBOR + 4.00%), 9/15/28	124	121,453
		$ 1,143,457
Distributors — 0.1%
Autokiniton US Holdings, Inc., Term Loan, 8.959%, (1 mo. USD LIBOR + 4.50%), 4/6/28	172	$ 171,729
		$ 171,729
Diversified Consumer Services — 0.2%
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25	304	$ 296,222
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25	50	47,906
		$ 344,128
Diversified Telecommunication Services — 1.5%
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25	32	$ 31,784
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26	69	51,758
Numericable Group S.A., Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 7/31/25	306	303,951
Telenet Financing USD, LLC, Term Loan, 6.459%, (1 mo. USD LIBOR + 2.00%), 4/30/28	575	570,831
UPC Broadband Holding B.V., Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 4/30/28	125	124,172
UPC Financing Partnership, Term Loan, 7.384%, (1 mo. USD LIBOR + 2.93%), 1/31/29	450	450,000
Virgin Media Bristol, LLC, Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 1/31/29	175	175,344
Zayo Group Holdings, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	301,329
Ziggo Financing Partnership, Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 4/30/28	250	248,399
		$ 2,257,568

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/1/25	312	$ 312,149
		$ 312,149
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 11/3/28	223	$ 215,550
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28	149	125,055
II-VI Incorporated, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 7/2/29	147	146,910
Mirion Technologies, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 10/20/28	99	98,794
Robertshaw US Holding Corp., Term Loan, 8.25%, (3 mo. USD LIBOR + 3.50%), 2/28/25	143	93,137
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25	168	158,539
		$ 837,985
Energy Equipment & Services — 0.0%(9)
Ameriforge Group, Inc.:
Term Loan, 15.839%, (1 mo. USD LIBOR + 13.00%), 2/1/26(18)	11	$ 5,517
Term Loan, 17.726%, (3 mo. USD LIBOR + 13.00%), 12.726% cash, 5.00% PIK, 2/1/26	87	43,287
Lealand Finance Company B.V., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 5.57% cash, 3.00% PIK, 6/30/25	30	16,681
		$ 65,485
Engineering & Construction — 0.4%
Aegion Corporation, Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 5/17/28	74	$ 70,961
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27	98	98,000
Northstar Group Services, Inc., Term Loan, 10.176%, (1 mo. USD LIBOR + 5.50%), 11/12/26	190	187,229
USIC Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/12/28	168	162,963
		$ 519,153
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Term Loan, 7.43%, (1 mo. USD LIBOR + 3.00%), 4/22/26	265	$ 156,969
Crown Finance US, Inc.:
DIP Loan, 14.611%, (SOFR + 10.00%), 9/7/23(17)	241	243,747
Term Loan, 0.00%, 9/30/26(14)	219	37,963
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/30/25		265	$ 260,261
Vue International Bidco PLC:
Term Loan, 9.766%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	11,784
Term Loan, 10.346%, (3 mo. EURIBOR + 8.00%), 4.346% cash, 6.00% PIK, 12/31/27	EUR	79	58,804
			$ 769,528
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 1/2/26		119	$ 118,914
			$ 118,914
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 9/13/26		209	$ 208,404
			$ 208,404
Food Products — 0.3%
Froneri International, Ltd., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 1/29/27		293	$ 290,184
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		83	81,757
			$ 371,941
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		124	$ 120,347
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		172	128,707
			$ 249,054
Health Care Providers & Services — 1.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		149	$ 148,314
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.508%, (SOFR + 8.00%), 1/15/26		144	94,074
Cano Health, LLC, Term Loan, 8.661%, (SOFR + 4.00%), 11/23/27		76	59,394
CHG Healthcare Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/28		148	147,357
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		144	80,128

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Electron BidCo, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/1/28	124	$ 123,610
Ensemble RCM, LLC, Term Loan, 8.526%, (SOFR + 3.75%), 8/3/26	195	195,336
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27	76	68,127
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27	537	217,519
Medical Solutions Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/1/28	199	192,544
National Mentor Holdings, Inc.:
Term Loan, 8.408%, (USD LIBOR + 3.75%), 3/2/28(17)	321	236,004
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28	9	6,964
Phoenix Guarantor, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/5/26	265	262,057
Radnet Management, Inc., Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 4/21/28	148	146,607
Select Medical Corporation, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/6/25	374	372,163
Surgery Center Holdings, Inc., Term Loan, 8.21%, (1 mo. USD LIBOR + 3.75%), 8/31/26	195	195,023
		$ 2,545,221
Health Care Technology — 0.9%
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25	120	$ 116,920
Imprivata, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 12/1/27	172	168,929
MedAssets Software Intermediate Holdings, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/18/28	149	135,848
Navicure, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/22/26	244	242,734
PointClickCare Technologies, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 12/29/27	98	97,882
Project Ruby Ultimate Parent Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/10/28	172	166,650
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27	148	128,516
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25	315	314,584
		$ 1,372,063
Hotels, Restaurants & Leisure — 2.4%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 11/19/26	849	$ 841,191
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Bally's Corporation, Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 10/2/28	173	$ 166,905
Carnival Corporation:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 6/30/25	195	192,416
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/18/28	371	363,206
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	261	241,742
Dave & Buster's, Inc., Term Loan, 9.688%, (SOFR + 5.00%), 6/29/29	100	99,769
Fertitta Entertainment, LLC, Term Loan, 8.561%, (SOFR + 4.00%), 1/27/29	227	225,078
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 8/2/28	148	148,341
IRB Holding Corp.:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 2/5/25	263	262,553
Term Loan, 7.687%, (SOFR + 3.00%), 12/15/27	246	243,744
Playa Resorts Holding B.V., Term Loan, 8.728%, (SOFR + 4.25%), 1/5/29	200	198,929
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 8/25/28	123	123,322
Stars Group Holdings B.V. (The), Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 7/21/26	346	345,625
Travel Leaders Group, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 1/25/24	119	111,075
		$ 3,563,896
Household Durables — 0.5%
ACProducts, Inc., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 5/17/28	271	$ 220,002
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	169	167,199
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	558	325,059
		$ 712,260
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26	196	$ 191,187
		$ 191,187
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Company, L.P., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 1/15/25	161	$ 160,611
		$ 160,611

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 1.7%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25	235	$ 235,137
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25	72	72,390
AmWINS Group, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 2/19/28	613	609,826
AssuredPartners, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/12/27	24	24,057
Hub International Limited, Term Loan, 7.817%, (USD LIBOR + 3.00%), 4/25/25(17)	692	692,483
NFP Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 2/15/27	48	47,196
Ryan Specialty Group, LLC, Term Loan, 7.661%, (SOFR + 3.00%), 9/1/27	269	268,477
USI, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/2/26	194	194,284
Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29	379	379,326
		$ 2,523,176
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.125%, (1 mo. USD LIBOR + 4.50%), 2/19/26	99	$ 99,346
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27	100	99,125
		$ 198,471
Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., Term Loan, 8.125%, (SOFR + 3.50%), 11/8/27	98	$ 97,206
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29	74	74,066
		$ 171,272
IT Services — 2.4%
Asurion, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/23/26	490	$ 468,371
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/31/27	39	37,153
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28	222	210,473
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	42,016
Endure Digital, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/10/28	443	419,425
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27	834	816,320
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Go Daddy Operating Company, LLC, Term Loan, 7.811%, (SOFR + 3.25%), 11/9/29		583	$ 584,788
Indy US Bidco, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/5/28		98	87,857
Informatica, LLC, Term Loan, 7.375%, (1 mo. USD LIBOR + 2.75%), 10/27/28		372	372,071
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		221	140,743
Sedgwick Claims Management Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/31/25		168	167,465
Skopima Merger Sub, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 5/12/28		222	215,740
			$ 3,562,422
Leisure Products — 0.2%
Amer Sports Oyj, Term Loan, 6.992%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	263	$ 275,210
			$ 275,210
Life Sciences Tools & Services — 0.3%
Catalent Pharma Solutions, Inc., Term Loan, 6.563%, (1 mo. USD LIBOR + 2.00%), 2/22/28		145	$ 144,972
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27		221	217,654
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		100	96,656
			$ 459,282
Machinery — 1.8%
Albion Financing 3 S.a.r.l., Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		223	$ 215,650
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		170	169,413
American Trailer World Corp., Term Loan, 8.411%, (SOFR + 3.75%), 3/3/28		34	30,073
Apex Tool Group, LLC, Term Loan, 9.828%, (SOFR + 5.25%), 2/8/29		266	234,707
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		222	192,637
CPM Holdings, Inc., Term Loan, 7.869%, (1 mo. USD LIBOR + 3.50%), 11/17/25		48	47,820
Filtration Group Corporation:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/29/25		229	228,771
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 10/21/28		99	98,421
Gates Global, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/31/27		290	289,354

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26	196	$ 196,363
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28	124	119,927
Illuminate Buyer, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/30/27	117	114,105
SPX Flow, Inc., Term Loan, 9.161%, (SOFR + 4.50%), 4/5/29	174	168,151
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25	405	395,450
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27	196	192,291
		$ 2,693,133
Media — 0.9%
CSC Holdings, LLC:
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 7/17/25	433	$ 417,976
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 1/15/26	144	138,434
Diamond Sports Group, LLC:
Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26	73	66,629
Term Loan - Second Lien, 8.026%, (SOFR + 3.25%), 8/24/26	435	38,959
Entravision Communications Corporation, Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 11/29/24	122	120,994
Gray Television, Inc.:
Term Loan, 6.869%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	84,711
Term Loan, 7.369%, (1 mo. USD LIBOR + 3.00%), 12/1/28	149	148,129
Hubbard Radio, LLC, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 3/28/25	74	65,944
iHeartCommunications, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	65,711
Magnite, Inc., Term Loan, 9.459%, (USD LIBOR + 5.00%), 4/28/28(17)	99	94,006
Sinclair Television Group, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/30/26	97	94,936
		$ 1,336,429
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 20.822%, (3 mo. USD LIBOR + 16.00%), 17.822% cash, 3.00% PIK, 9/16/25	7	$ 6,940
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	120	119,696
		$ 126,636
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners, L.P., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 11/1/26	389	$ 389,587
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	98	95,604
Matador Bidco S.a.r.l., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 10/15/26	145	144,783
Oryx Midstream Services Permian Basin, LLC:
Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28	123	122,387
Term Loan, 10/5/28(19)	25	24,812
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25	44	44,386
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.57%, (1 mo. USD LIBOR + 8.00%), 8/27/26	55	55,057
UGI Energy Services, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/13/26	145	145,010
		$ 1,021,626
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 8/18/25	132	$ 130,377
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/1/26	147	144,714
		$ 275,091
Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25(12)	26	$ 13,207
Amneal Pharmaceuticals, LLC, Term Loan, 8.187%, (USD LIBOR + 3.50%), 5/4/25(17)	274	258,487
Bausch Health Companies, Inc., Term Loan, 9.828%, (SOFR + 5.25%), 2/1/27	410	316,716
Elanco Animal Health Incorporated, Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 8/1/27	272	268,545
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28	222	222,096
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27	633	486,235
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27	211	162,639
		$ 1,727,925
Professional Services — 1.2%
AlixPartners, LLP, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 2/4/28	221	$ 221,001

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Camelot U.S. Acquisition, LLC:
Term Loan, 7.517%, (1 mo. USD LIBOR + 3.00%), 10/30/26		239	$ 238,759
Term Loan, 7.517%, (1 mo. USD LIBOR + 3.00%), 10/30/26		153	153,442
CoreLogic, Inc., Term Loan, 8.125%, (1 mo. USD LIBOR + 3.50%), 6/2/28		393	334,849
Deerfield Dakota Holding, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 4/9/27		317	307,765
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		222	182,610
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.357%, (6 mo. EURIBOR + 2.63%), 7/15/25	EUR	111	118,266
Trans Union, LLC, Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 12/1/28		239	238,691
			$ 1,795,383
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/21/25		323	$ 322,207
Term Loan, 7.911%, (SOFR + 3.25%), 1/31/30		407	406,459
			$ 728,666
Road & Rail — 0.7%
Grab Holdings, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 1/29/26		343	$ 340,210
Kenan Advantage Group, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/24/26		343	340,025
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25		117	116,930
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27		157	157,605
			$ 954,770
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29		174	$ 170,686
Ultra Clean Holdings, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/27/25		162	162,511
			$ 333,197
Software — 6.9%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26		678	$ 679,411
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
AppLovin Corporation, Term Loan, 7.943%, (SOFR + 3.35%), 8/15/25	209	$ 206,094
AQA Acquisition Holding, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 3/3/28	123	120,278
Astra Acquisition Corp.:
Term Loan, 9.82%, (1 mo. USD LIBOR + 5.25%), 10/25/28	148	133,579
Term Loan - Second Lien, 13.445%, (1 mo. USD LIBOR + 8.88%), 10/25/29	250	217,448
Banff Merger Sub, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/25	345	339,015
Term Loan - Second Lien, 10.07%, (1 mo. USD LIBOR + 5.50%), 2/27/26	125	118,438
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29	325	324,742
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25	120	106,241
Ceridian HCM Holding, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 4/30/25	215	214,818
Cloudera, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/8/28	396	382,140
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28	272	252,217
Cornerstone OnDemand, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/16/28	199	183,166
Delta TopCo, Inc.:
Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27	221	205,943
Term Loan - Second Lien, 11.654%, (3 mo. USD LIBOR + 7.25%), 12/1/28	300	257,250
E2open, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/4/28	123	123,219
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27	196	192,997
Epicor Software Corporation, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/30/27	97	95,582
Finastra USA, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	382	360,222
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27	270	151,762
Greeneden U.S. Holdings II, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/1/27	123	120,571
Hyland Software, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 7/1/24	509	508,235
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	98	83,283
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27	215	179,421

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	593	$ 522,511
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	150	118,313
Maverick Bidco, Inc., Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/18/28	123	117,633
McAfee, LLC, Term Loan, 8.184%, (SOFR + 3.75%), 3/1/29	398	374,783
Open Text Corporation, Term Loan, 11/16/29(19)	200	199,917
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	123	115,443
Polaris Newco, LLC, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28	370	352,445
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	371	364,666
RealPage, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/24/28	395	386,088
SolarWinds Holdings, Inc., Term Loan, 8.561%, (SOFR + 4.00%), 2/5/27	250	250,599
SS&C European Holdings S.a.r.l., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25	125	124,444
SS&C Technologies, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25	142	141,616
SurveyMonkey, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/10/25	186	180,854
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26	613	603,960
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26	242	239,154
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25	391	269,608
VS Buyer, LLC, Term Loan, 9.50%, (USD Prime + 2.00%), 2/28/27	170	169,549
		$ 10,087,655
Specialty Retail — 0.9%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28	123	$ 122,966
Great Outdoors Group, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28	392	386,565
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27	441	440,207
Mattress Firm, Inc., Term Loan, 8.44%, (6 mo. USD LIBOR + 4.25%), 9/25/28	167	152,433
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	222	220,406
		$ 1,322,577
Borrower/Description	Principal Amount* (000's omitted)	Value
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.33%, (3 mo. USD LIBOR + 2.50%), 8/28/26	144	$ 143,753
		$ 143,753
Thrifts & Mortgage Finance — 0.0%(9)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(14)	287	$ 31,608
		$ 31,608
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 5/19/28	148	$ 147,812
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/23/27	148	142,489
Electro Rent Corporation, Term Loan, 9.904%, (SOFR + 5.50%), 11/1/24	260	254,754
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27	98	89,560
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	590	468,358
SRS Distribution, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/2/28	148	142,866
TricorBraun Holdings, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/3/28	123	120,258
White Cap Buyer, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 10/19/27	318	315,867
		$ 1,681,964
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC, Term Loan, 7.047%, (1 mo. USD LIBOR + 2.50%), 6/7/28	186	$ 185,370
		$ 185,370
Wireless Telecommunication Services — 0.1%
Digicel International Finance Limited, Term Loan, 7.797%, (1 mo. USD LIBOR + 3.25%), 5/28/24	118	$ 100,722
		$ 100,722
Total Senior Floating-Rate Loans (identified cost $61,023,427)		$ 57,334,537

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 11.5%
Security	Principal Amount* (000's omitted)		Value
Angola — 0.1%
Republic of Angola, 8.00%, 11/26/29(13)		203	$ 189,037
			$ 189,037
Argentina — 0.2%
Province of Salta Argentina, 8.50%, 12/1/27(13)		28	$ 21,840
Provincia de Cordoba, 6.875%, 12/10/25(13)		150	129,978
Republic of Argentina, 3.875% to 7/9/23, 1/9/38(3)		325	120,075
			$ 271,893
Armenia — 0.1%
Republic of Armenia, 3.95%, 9/26/29(13)		200	$ 167,800
			$ 167,800
Azerbaijan — 0.1%
Republic of Azerbaijan, 3.50%, 9/1/32(13)		150	$ 130,584
			$ 130,584
Bahrain — 0.3%
Kingdom of Bahrain:
6.75%, 9/20/29(13)		200	$ 202,375
7.375%, 5/14/30(13)		200	207,887
			$ 410,262
Barbados — 0.4%
Government of Barbados, 6.50%, 10/1/29(1)		563	$ 528,227
			$ 528,227
Benin — 0.2%
Benin Government International Bond:
4.875%, 1/19/32(13)	EUR	100	$ 86,070
6.875%, 1/19/52(13)	EUR	345	274,436
			$ 360,506
Chile — 0.3%
Chile Government International Bond:
3.24%, 2/6/28		200	$ 190,040
3.50%, 4/15/53		340	254,738
			$ 444,778
Security	Principal Amount* (000's omitted)		Value
Croatia — 0.0%(9)
Croatia Government International Bond, 1.75%, 3/4/41(13)	EUR	100	$ 78,802
			$ 78,802
Dominican Republic — 0.4%
Dominican Republic:
5.875%, 1/30/60(13)		191	$ 147,666
6.40%, 6/5/49(13)		160	136,850
6.85%, 1/27/45(13)		380	348,012
			$ 632,528
Ecuador — 0.3%
Republic of Ecuador, 1.50%, 7/31/40(13)		1,259	$ 415,097
			$ 415,097
Egypt — 0.6%
Arab Republic of Egypt:
8.15%, 11/20/59(13)		526	$ 358,995
8.50%, 1/31/47(13)		318	225,429
8.70%, 3/1/49(13)		200	142,195
8.875%, 5/29/50(13)		200	143,559
			$ 870,178
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(13)		200	$ 136,402
			$ 136,402
Gabon — 0.2%
Gabon Government International Bond, 6.625%, 2/6/31(13)		330	$ 278,586
			$ 278,586
Guatemala — 0.1%
Guatemala Government International Bond, 5.375%, 4/24/32(13)		200	$ 196,381
			$ 196,381
Honduras — 0.5%
Honduras Government International Bond:
5.625%, 6/24/30(13)		469	$ 383,869
6.25%, 1/19/27(13)		350	310,169
			$ 694,038

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Hungary — 0.2%
Hungary Government International Bond, 2.125%, 9/22/31(13)		310	$ 240,684
			$ 240,684
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(13)		368	$ 298,936
			$ 298,936
Indonesia — 0.5%
Indonesia Government International Bond:
3.55%, 3/31/32		554	$ 509,704
4.65%, 9/20/32		200	199,640
			$ 709,344
Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(13)		469	$ 435,450
			$ 435,450
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.875%, 10/17/40(13)	EUR	100	$ 83,500
			$ 83,500
Jordan — 0.1%
Kingdom of Jordan, 7.375%, 10/10/47(13)		200	$ 180,661
			$ 180,661
Kenya — 0.1%
Government of Kenya, 7.25%, 2/28/28(13)		200	$ 177,348
			$ 177,348
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(13)(14)		20	$ 1,350
6.00%, 1/27/23(13)(14)		88	5,940
6.10%, 10/4/22(13)(14)		337	22,748
6.15%, 6/19/20(14)		26	1,742
6.20%, 2/26/25(13)(14)		30	2,003
6.25%, 5/27/22(14)		40	2,580
6.25%, 11/4/24(13)(14)		7	471
6.25%, 6/12/25(13)(14)		130	8,776
6.375%, 3/9/20(14)		385	25,987
6.40%, 5/26/23(14)		6	405
6.65%, 4/22/24(13)(14)		123	8,456
Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.65%, 11/3/28(13)(14)		92	$ 6,215
6.75%, 11/29/27(13)(14)		2	135
6.85%, 5/25/29(14)		3	201
7.00%, 3/20/28(13)(14)		190	12,742
7.05%, 11/2/35(13)(14)		38	2,569
7.15%, 11/20/31(13)(14)		202	13,670
8.20%, 5/17/33(14)		70	4,725
8.25%, 4/12/21(13)(14)		139	9,383
8.25%, 5/17/34(14)		58	3,915
			$ 134,013
Macedonia — 0.2%
North Macedonia Government International Bond, 1.625%, 3/10/28(13)	EUR	370	$ 324,351
			$ 324,351
Mexico — 0.1%
Mexico Government International Bond, 5.00%, 4/27/51		200	$ 172,966
			$ 172,966
Mozambique — 0.1%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(3)(13)		200	$ 161,152
			$ 161,152
Oman — 0.3%
Oman Government International Bond, 7.375%, 10/28/32(13)		351	$ 392,518
			$ 392,518
Pakistan — 0.1%
Islamic Republic of Pakistan, 7.375%, 4/8/31(13)		252	$ 107,302
			$ 107,302
Panama — 0.3%
Panama Government International Bond, 6.70%, 1/26/36		422	$ 457,364
			$ 457,364
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(13)		259	$ 252,311
			$ 252,311

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Peru — 0.3%
Peruvian Government International Bond:
2.783%, 1/23/31		334	$ 283,543
3.30%, 3/11/41		170	128,469
			$ 412,012
Romania — 0.8%
Romania Government International Bond:
2.75%, 2/26/26(13)	EUR	84	$ 87,183
2.75%, 4/14/41(13)	EUR	122	79,582
3.375%, 1/28/50(13)	EUR	258	172,573
4.625%, 4/3/49(13)	EUR	435	354,793
5.00%, 9/27/26(13)	EUR	244	267,511
6.625%, 9/27/29(13)	EUR	235	263,156
			$ 1,224,798
Serbia — 0.5%
Serbia Government International Bond:
2.125%, 12/1/30(13)		805	$ 616,083
6.50%, 9/26/33(13)		200	200,745
			$ 816,828
Sri Lanka — 0.5%
Sri Lanka Government International Bond:
5.75%, 4/18/23(13)(14)		756	$ 262,582
6.20%, 5/11/27(13)(14)		200	69,785
6.75%, 4/18/28(13)(14)		285	99,365
6.85%, 3/14/24(13)(14)		200	69,872
6.85%, 11/3/25(13)(14)		410	145,757
7.55%, 3/28/30(13)(14)		200	69,739
			$ 717,100
Suriname — 1.1%
Republic of Suriname, 9.25%, 10/26/26(13)(14)		2,109	$ 1,672,437
			$ 1,672,437
Turkey — 0.2%
Turkey Government International Bond, 5.125%, 2/17/28		350	$ 300,353
			$ 300,353
Ukraine — 0.3%
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(10)(13)(20)		807	$ 262,065
6.876%, 5/21/31(13)(14)		625	130,391
			$ 392,456
Security	Principal Amount* (000's omitted)	Value
United Arab Emirates — 0.5%
Finance Department Government of Sharjah, 4.375%, 3/10/51(13)	970	$ 673,390
		$ 673,390
Uzbekistan — 0.3%
Republic of Uzbekistan:
4.75%, 2/20/24(13)	240	$ 236,070
5.375%, 2/20/29(13)	200	187,970
		$ 424,040
Zambia — 0.2%
Zambia Government International Bond:
5.375%, 9/20/22(13)(14)	200	$ 93,750
8.50%, 4/14/24(13)(14)	200	101,085
8.97%, 7/30/27(13)(14)	340	170,565
		$ 365,400
Total Sovereign Government Bonds (identified cost $19,930,154)		$ 16,931,813

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$1,460	$ 1,470,694
Total Sovereign Loans (identified cost $1,460,000)		$ 1,470,694

U.S. Government Agency Mortgage-Backed Securities — 23.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.263%, (COF + 1.25%), 1/1/35(21)	$308	$ 300,042
5.00%, 8/1/52	2,581	2,594,948
6.00%, 3/1/29	478	490,397
6.15%, 7/20/27	91	92,352
6.50%, 7/1/32	344	356,036
7.00%, 4/1/36	399	422,103
7.50%, 11/17/24	22	22,600

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
9.00%, 3/1/31	$4	$ 3,983
Federal National Mortgage Association:
3.402%, (6 mo. USD LIBOR + 1.54%), 9/1/37(21)	126	127,014
5.00%, with various maturities to 2040	664	677,671
5.50%, 30-Year, TBA(22)	300	304,828
5.50%, with various maturities to 2033	538	552,692
6.00%, 30-Year, TBA(22)	300	307,688
6.00%, 11/1/23	43	42,525
6.333%, (COF + 2.00%), 7/1/32(21)	97	100,790
6.50%, with various maturities to 2036	855	890,312
7.00%, with various maturities to 2037	361	377,281
10.00%, 8/1/31	5	5,067
Government National Mortgage Association:
4.50%, 10/15/47	165	164,748
5.00%, 6/20/52	1,984	2,000,800
5.50%, 30-Year, TBA(22)	10,700	10,874,461
5.50%, with various maturities to 2062	1,114	1,137,621
6.00%, 30-Year, TBA(22)	11,000	11,269,610
6.50%, 1/20/53	800	826,810
7.50%, 8/15/25	27	27,801
8.00%, 3/15/34	293	304,914
9.50%, 7/15/25	0(23)	446
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,553,705)		$ 34,275,540

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(10)(11)	19,735	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(10)(11)(12)	793	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.1%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(24)	8,528,807	$ 8,528,807
Total Affiliated Fund (identified cost $8,528,807)		$ 8,528,807

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 3/16/23(25)	$286	$ 284,575
0.00%, 3/23/23	189	187,735
Total U.S. Treasury Obligations (identified cost $472,378)		$ 472,310
Total Short-Term Investments (identified cost $9,001,185)		$ 9,001,117
Total Investments — 130.0% (identified cost $214,822,291)		$191,468,406
Less Unfunded Loan Commitments — (0.0)%(9)		$ (1,073)
Net Investments — 130.0% (identified cost $214,821,218)		$191,467,333
Other Assets, Less Liabilities — (30.0)%		$(44,212,637)
Net Assets — 100.0%		$147,254,696
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $54,386,196 or 36.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $15,011,916 or 10.2% of the Fund's net assets.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	When-issued security.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $525.
(19)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(20)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(21)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(22)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(23)	Principal amount is less than $500.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	206,796	EUR	192,929	3/15/23	$ (3,499)
USD	306,139	EUR	285,611	3/15/23	(5,180)
USD	529,643	EUR	494,129	3/15/23	(8,962)
USD	1,625,146	EUR	1,516,173	3/15/23	(27,498)
					$(45,139)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,457,314	EUR	1,362,717	Standard Chartered Bank	2/2/23	$ —	$(24,163)
USD	1,482,640	EUR	1,362,716	Standard Chartered Bank	3/2/23	—	(1,526)
						$—	$(25,689)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(6)	Short	3/8/23	$ (765,136)	$ 15,133
Euro-Bund	(5)	Short	3/8/23	(743,720)	20,243
Euro-Buxl	(2)	Short	3/8/23	(313,099)	40,616
U.S. 5-Year Treasury Note	(129)	Short	3/31/23	(14,092,242)	(170,576)
U.S. 10-Year Treasury Note	(9)	Short	3/22/23	(1,030,640)	(12)
U.S. Ultra-Long Treasury Bond	(15)	Short	3/22/23	(2,126,250)	(95,786)
					$(190,382)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	2.28%	12/20/27	$(135,102)	$165,710	$ 30,608
Colombia	5,000	1.00% (pays quarterly)(1)	2.63	12/20/27	(338,245)	367,737	29,492
Croatia	5,000	1.00% (pays quarterly)(1)	0.98	12/20/27	9,449	53,333	62,782
Hungary	2,200	1.00% (pays quarterly)(1)	1.96	12/20/27	(87,416)	168,395	80,979

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$ 3,000	1.00% (pays quarterly)(1)	0.88%	12/20/27	$ 18,883	$ 30,243	$ 49,126
Mexico	2,500	1.00% (pays quarterly)(1)	1.19	12/20/27	(18,234)	76,244	58,010
Peru	2,000	1.00% (pays quarterly)(1)	1.18	12/20/27	(13,312)	32,562	19,250
Poland	2,500	1.00% (pays quarterly)(1)	0.51	6/20/23	7,632	(4,831)	2,801
Total	$24,718				$(556,345)	$889,393	$333,048
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$1,050	1.00% (pays quarterly)(1)	3.07%	12/20/31	$(145,305)	$135,192	$(10,113)
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	0.12	6/20/23	13,641	1,038	14,679
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.86	12/20/31	(41,468)	27,317	(14,151)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	2.73	12/20/27	(284,278)	459,620	175,342
Total		$8,738				$(457,410)	$623,167	$165,757
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $33,456,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $10,010,692, which represents 6.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$755,772	$ —	$ —	$ —	$(3,453)	$753,780	$8,961	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	181,046	—	—	—	3,305	184,752	2,524	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	529,537	—	—	—	11,910	543,353	10,187	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	5,734,874	16,360,265	(13,566,332)	—	—	8,528,807	71,062	8,528,807
Total				$ —	$11,762	$10,010,692	$92,734
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,179,181	$ —	$ 25,179,181
Collateralized Mortgage Obligations	—	13,046,298	—	13,046,298
Commercial Mortgage-Backed Securities	—	14,624,731	—	14,624,731
Common Stocks	126,150	102,916	44,551	273,617
Corporate Bonds	—	19,161,215	—	19,161,215
Preferred Stocks	—	169,663	—	169,663
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	57,320,257	13,207	57,333,464
Sovereign Government Bonds	—	16,931,813	—	16,931,813
Sovereign Loans	—	1,470,694	—	1,470,694
U.S. Government Agency Mortgage-Backed Securities	—	34,275,540	—	34,275,540
Warrants	—	0	0	0
Short-Term Investments:
Affiliated Fund	8,528,807	—	—	8,528,807
U.S. Treasury Obligations	—	472,310	—	472,310
Total Investments	$8,654,957	$182,754,618	$ 57,758	$191,467,333
Futures Contracts	$ 75,992	$ —	$ —	$ 75,992
Swap Contracts	—	49,605	—	49,605
Total	$8,730,949	$182,804,223	$ 57,758	$191,592,930
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (70,828)	$ —	$ (70,828)
Futures Contracts	(266,374)	—	—	(266,374)
Swap Contracts	—	(1,063,360)	—	(1,063,360)
Total	$ (266,374)	$ (1,134,188)	$ —	$ (1,400,562)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.